Commitments and Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 30, 2021	Mar. 31, 2023
Commitments and Contingencies [Abstract]
Acquired percentage		51.00%
Commitment consideration		$ 10,000,000
Commitment for capital investment		7,500,000
Capital commitment aggregate amount	$ 800,000
Aggregate amount paid	$ 70,000
Shareholding percentage	75.00%